Derivative financial instruments - Notional amounts and fair values of derivatives outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Total derivative assets
Derivative assets	$ 36,913	$ 81,770
Total derivative liabilities
Derivative liabilities	89,457	15,440
Not Designated as Hedging Instrument | Interest rate contracts
Total derivative liabilities
Derivative liabilities, notional amount	500,000	0
Derivative liabilities	9,472	0
Not Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	200,000	852,500
Derivative assets	5,431	11,216
Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	3,606,000	4,475,000
Derivative assets	31,482	70,554
Total derivative liabilities
Derivative liabilities, notional amount	5,205,000	1,655,000
Derivative liabilities	$ 79,985	$ 15,440